Business Combinations - Acquisition of Assets from NattyMac, LLC (Detail) (USD $)	9 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2012	Aug. 30, 2012 Acquisition of assets from NattyMac, LLC	Dec. 31, 2012 Acquisition of assets from NattyMac, LLC
Consideration:
Cash	$ 512,000		$ 511,828
Contingent Consideration			2,094,854
Total consideration		511,828	2,606,682
Recognized Amounts of Indentifiable Assets Acquired:
Property and Equipment			56,913
Other Assets			11,827
Indentifiable Intangible Assets			3,710,000
Total Indentifiable Intangible Assets			3,778,740
Bargain purchase gain	1,172,000	1,172,058	1,172,058	1,172,058
Acquisition-Related Costs			$ 405,704